Net Finance Costs - Summary of Net Finance Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Finance Costs [Abstract]
Interest on short-term bank loans, overdrafts and commercial paper	£ (20)	£ (22)	£ (10)
Interest on term debt	(266)	(161)	(154)
Interest on lease liabilities	(15)	(14)	(17)
Total borrowing costs	(301)	(197)	(181)
Losses on loans and derivatives not designated as hedges		(10)	(9)
Fair value losses on designated fair value hedge relationships		(1)
Net financing charge on defined benefit pension schemes	(13)	(9)	(15)
Finance costs	(314)	(217)	(205)
Interest on bank deposits	3	4	3
Interest income on net finance lease receivables	2	2	2
Fair value gains on designated fair value hedge relationships	1		1
Gains on loans and derivatives not designated as hedges	3
Finance income	9	6	6
Net finance costs	£ (305)	£ (211)	£ (199)